Finance income and finance costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ (1,552)	€ (954)	€ 3,947	€ 653
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(208)	(59)	(281)	(116)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(1,209)	(1,022)	4,413	554
Finance cost lease liability
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(13)	(6)	(25)	(13)
Other finance income/finance costs
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(122)	71	(160)	166
Gain from the modification of SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 0	€ 62	€ 0	€ 62